File Number: 333-1265389
                                                Filed Pursuant to Rule 497(c) of
                                                      the Securities Act of 1933


                      Pioneer AMT-Free CA Municipal Fund

                 Investor Class Prospectus, dated May 1, 2006

Pioneer AMT-Free CA Municipal Fund (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco California Tax-Free Income Fund into the Fund (the "Reorganization") on December 10, 2006. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that Class.


All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:


     o Basic information about the fund (other than "The fund's past performance" and "Fees and expenses");


     o    Management;


     o    Dividends, capital gains and taxes; and

     o    The following sections under "Buying, exchanging and selling shares":


     o    Net asset value

     o Opening your account - Account options, Telephone transaction privileges and Online transaction privileges

     o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

     o    Account options

     o    Shareowner services

     o    Shareowner account policies

The fund's past performance The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance will vary from year to year.

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Fund performance
The chart shows the year-by-year performance of the fund's Investor Class shares. The chart does not reflect any sales charge you may pay when you buy or sell fund shares. You do not pay a sales charge on purchases of Investor Class shares.

Annual return Investor Class shares (%)
(Year ended December 31)


'96                     2.53
'97                    11.55
'98                     6.19
'99                    -9.20
'00                    18.77
'01                     4.13
'02                     8.74
'03                     4.98
'04                     5.63
'05                     6.86


The highest calendar quarterly return was 7.24% (06/30/2002 to 09/30/2002)

The lowest calendar quarterly return was -4.55% (12/31/1995 to 03/31/1996)

Comparison with the Lehman Brothers Municipal Bond Index
The table shows the average annual total returns for Investor Class shares of the fund over time and compares these returns to the returns of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market.

Unlike the fund, the index is not managed and does not incur expenses. The table:
o    Assumes that you sell your shares at the end of the period
o    Assumes that you reinvest all of your dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2005)



                                                            Since    Inception
                          1 Year   5 Years   10 Years   Inception         Date
--------------------------------------------------------------------------------
Investor Class                                                      10/5/83#
Return before taxes        6.86      6.05      5.80        8.11
--------------------------------------------------------------------------------
Return after taxes on
distributions              5.10      4.17      3.76        5.49
--------------------------------------------------------------------------------
Return after taxes on
distribution and sale
of shares                  4.64      4.09      3.73        5.39
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index
(reflects no deduction
for taxes)                 3.51      5.59      5.71        8.11
--------------------------------------------------------------------------------



# Inveption date of predecessor fund's Investor Class shares. The fund's Investor Class shares were first offered on 12/10/04.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



Shareowner fees paid directly from your investment           Investor Class
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                  None
Maximum deferred sales charge (load) when you sell shares        None
--------------------------------------------------------------------------------



Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets                   Investor Class2
--------------------------------------------------------------------------------
Management Fee                                                 0.50%
Distribution and Service (12b-1) Fee                           0.00%
Other Expenses                                                 0.20%
Total Annual Fund Operating Expenses(1)                        0.70%




1 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

2    The table below shows expenses for Class A shares.

Annual fund operating expenses paid from the assets of
the fund as a percentage of average daily net assets            Class A
--------------------------------------------------------------------------------
  Management Fee                                                 0.50%
  Distribution and Service (12b-1) Fee                           0.25%
  Other Expenses                                                 0.31%
  Total Annual Fund Operating Expenses*                          1.06%
--------------------------------------------------------------------------------
  Less: Fee Waiver and Expense Limitation**                      0.20%
  Net Expenses**                                                 0.86%
--------------------------------------------------------------------------------



* The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.
** Net expenses in the table reflect the expense limitation currently in effect, under which Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 0.86% of the average daily net assets attributable to Class A shares. The expense limitation is in effect through May 1, 2007. There can be no assurance that Pioneer will extend the expense limitation beyond such time. See the statement of additional information for details regarding the expense limitation agreement.


Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:



Number of years you own your shares
------------------------------------------------------
      1             3             5             10
    $534          $753          $990          $1,669
------------------------------------------------------

Financial highlights

The financial highlights table helps you understand the fund's financial performance since the inception of Investor Class shares.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in Investor Class shares of the fund (assuming reinvestment of all dividends and distributions).

The information below has been audited by Ernst & Young LLP, the fund's independent registered public accounting firm, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.

Pioneer AMT-Free CA Municipal Fund Investor Class



                                          Year            Year            Year          Year          Year
                                         Ended           Ended           Ended         Ended         Ended
                                        12/31/05      12/31/04(a)       12/31/03      12/31/02      12/31/01
Net asset value, beginning
  of period                             $  12.66        $  12.68        $  12.67      $  12.39      $  12.49
                                        --------        --------        --------      --------      --------
Increase (decrease) from invest-
  ment operations:
  Net investment income                 $   0.60        $   0.59(b)     $   0.60      $   0.61      $   0.62
  Net realized and unrealized gain
   on investments and foreign
   currency transactions                    0.26            0.11            0.02          0.44         (0.11)
                                        --------        --------        --------      --------      --------
   Net increase from investment
     operations                         $   0.86        $   0.70        $   0.62      $   1.05      $   0.51
Distributions to shareowners:
  Net investment income                    (0.56)          (0.56)          (0.57)        (0.55)        (0.61)
  Distributions in excess of net
   investment income                           -               -               -         (0.04)            -
  Distributions from net
   realized gains                          (0.13)          (0.16)          (0.04)        (0.18)            -
                                        --------        ---------       --------      --------      --------
Net increase (decrease) in net
  asset value                           $   0.17        $  (0.02)       $   0.01      $   0.28      $  (0.10)
                                        --------        ---------       --------      --------      --------
Net asset value, end of period          $  12.83        $  12.66        $  12.68      $  12.67      $  12.39
                                        --------        ---------       --------      --------      --------
Total return*                               6.86%           5.63%           4.97%         8.76%         4.12%
Ratio of net expenses to average
  net assets+                               0.63%           0.63%           0.63%         0.73%         0.75%
Ratio of net investment income to
  average net assets+                       4.54%           4.72%           4.72%         4.57%         4.98%
Portfolio turnover rate                        7%             22%             19%           25%           32%
Net assets, end of period
  (in thousands)                        $ 74,272        $ 85,177        $ 85,731      $ 93,293      $ 90,165
Ratios with no waiver of manage-
  ment fees by PIM and no reduc-
  tion for fees paid indirectly:
  Net expenses                              0.70%           0.74%           0.75%         0.73%         0.75%
  Net investment income                     4.47%           4.60%           4.60%         4.57%         4.98%
Ratios with waiver of management
  fees by PIM and reduction for
  fees paid indirectly:
  Net expenses                              0.63%           0.74%           0.75%         0.73%         0.75%
  Net investment income                     4.54%           4.60%           4.60%         4.57%         4.98%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+    Ratios assuming no reduction for fees paid indirectly.
(a) Effective August 2, 2004, Pioneer Investment Management, Inc. became subadviser of the Fund and subsequently became the adviser on December 10, 2004.
(b) Net investment income per share has been calculated using the average shares method.

                                                                   19273-00-0406
                                       (C) 2006 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                     Member SIPC